Income taxes (Schedule of the Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory income tax rates:		25.00%	25.00%	25.00%
Change in valuation allowance		10.10%	(7.50%)	(7.30%)
Permanent book-tax differences	[1]	(7.60%)	9.40%	(42.90%)
Effect of preferential tax treatment and tax holiday		(13.60%)	(13.70%)	24.50%
Others		(1.60%)	(3.60%)	6.90%
Effective tax rate		12.30%	9.60%	6.20%

[1]	The permanent differences mainly consisted of additional deduction for research and development expenditures and other non-deductible expenses.